Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Non-franchisees [Member]
Schedule of Accounts Receivables, Net [Line Items]
Accounts receivables	$ 157,769	$ 135,777
Allowance for expected credit losses	(157,769)	(24,398)
Accounts receivables, net		111,379
Franchisees [Member]
Schedule of Accounts Receivables, Net [Line Items]
Accounts receivables	404,974	316,462
Allowance for expected credit losses	(74,082)	(66,106)
Accounts receivables, net	$ 330,892	$ 250,356